Electric plant, construction and related agreements: - Construction (Details)		1 Months Ended	12 Months Ended
	Mar. 15, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2008 item MW	Sep. 30, 2017 USD ($)	Sep. 28, 2017 USD ($)	Feb. 20, 2014 USD ($)
Long-term debt
Electric plant, construction and related agreements
Ownership interests voting required to continue construction (as a percent)			90.00%
Maximum borrowing capacity						$ 4,676,749,167
Long-term debt | FFB
Electric plant, construction and related agreements
Maximum borrowing capacity			$ 4,676,749,167		$ 1,619,679,706		$ 3,057,069,461
Aggregate Department of Energy-guaranteed borrowings			$ 1,794,723,000
Long-term debt | FFB | Maximum | Subsequent Event
Electric plant, construction and related agreements
Advances received on loans	$ 585,000,000
Global Amendments to Term Sheet | Long-term debt
Electric plant, construction and related agreements
Term of credit facility (in years)			5 years
Vogtle Units No. 3 & No. 4
Electric plant, construction and related agreements
Number of additional nuclear units | item			2
Ownership interest (as a percent)			30.00%
Number of petitions filed by parties			2
Estimated additional costs of completion			$ 450,000,000
Estimated construction project-level contingency			240,000,000
Capital market debt issuances			$ 1,887,000,000
Vogtle Units No. 3 & No. 4 | Long-term debt | FFB
Electric plant, construction and related agreements
Term of credit facility (in years)			5 years
Vogtle Units No. 3 & No. 4 | Ownership participation agreement
Electric plant, construction and related agreements
Project budget		$ 7,500,000,000
Estimated construction contingency		$ 500,000,000
Total investment in additional Vogtle units			$ 3,900,000,000
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Occurrence of certain adverse events
Electric plant, construction and related agreements
Project extension term			1 year
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Minimum | Occurrence of certain adverse events
Electric plant, construction and related agreements
Ownership interests voting required to continue construction (as a percent)			90.00%
Vogtle Units No. 3 & No. 4 | EPC Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Electric plant, construction and related agreements
Number of nuclear units | item				2
Generating capacity of each nuclear unit | MW				1,100
Vogtle Units No. 3 & No. 4 | Services Agreement | Westinghouse Electric Company LLC and Stone & Webster, Inc.
Electric plant, construction and related agreements
Written notice period for termination of agreement			30 days
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet
Electric plant, construction and related agreements
Project budget			$ 8,400,000,000
Additional construction costs			$ 800,000,000
Percentage of number of Co-owners			67.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Occurrence of certain adverse events
Electric plant, construction and related agreements
Percentage of costs disallowed for recovery			6.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			24.50%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			19.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | Occurrence of certain adverse events
Electric plant, construction and related agreements
Ownership interests voting required to continue construction (as a percent)			90.00%
Ownership approval to change primary construction contractor (as a percent)			90.00%
Ownership approval required for material amendments (as a percent)			67.00%
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Additional construction costs exceeds EAC			$ 800,000,000
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Additional construction costs exceeds EAC			1,600,000,000
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Minimum | EAC exceeds more than $2.1 billion
Electric plant, construction and related agreements
Additional construction costs exceeds EAC			2,100,000,000
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Additional construction costs exceeds EAC			1,600,000,000
Construction costs savings			44,000,000
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Additional construction costs exceeds EAC			2,100,000,000
Construction costs savings			55,000,000
Co-owners | Vogtle Units No. 3 & No. 4
Electric plant, construction and related agreements
Estimated additional costs of completion			1,500,000,000
Estimated construction project-level contingency			$ 800,000,000
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			55.70%
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			65.70%
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds more than $2.1 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			100.00%
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Actual cost at completion less than EAC
Electric plant, construction and related agreements
Percentage of cost savings entitled			60.70%
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Potential Additional Costs			$ 80,000,000
Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Maximum | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Potential Additional Costs			$ 100,000,000
Co-owners excluding Georgia Power | Global Amendments to Term Sheet | Actual cost at completion less than EAC
Electric plant, construction and related agreements
Percentage of cost savings entitled			39.30%
Co-owners excluding Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $800 million to $1.6 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			44.30%
Co-owners excluding Georgia Power | Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | EAC exceeds by $1.6 billion to $2.1 billion
Electric plant, construction and related agreements
Percentage of construction costs to be responsible by each Co-owner			34.30%